UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/31/2012

Item 1. Schedule of Investments.

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes–97.3%
Alabama–4.8%
$5,000	Auburn, AL GO	5.600%	08/01/2019	09/27/2012	A	$5,020
240,000	Bessemer, AL GO Warrants	6.000	02/01/2015	09/30/2012	A	240,840
870,000	Jefferson County, AL Limited Obligation School Warrant	5.250	02/01/2013	02/01/2013		878,622
720,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2018	01/01/2014	A	723,175
375,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	01/01/2014	A	376,466
490,000	Jefferson County, AL Limited Obligation School Warrant	5.500	02/15/2016	09/30/2012	A	490,034
165,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	01/01/2014	A	165,554
220,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2022	01/01/2014	A	220,691
140,000	Jefferson County, AL School Warrants	5.500	02/15/2020	09/30/2012	A	140,001
1,130,000	Jefferson County, AL Sewer	5.250	02/01/2014	02/01/2013	A	1,140,848
340,000	Jefferson County, AL Sewer	5.250	02/01/2015	02/01/2013	A	343,400
2,030,000	Jefferson County, AL Sewer	5.250	02/01/2016	02/01/2013	A	2,049,285

						6,773,936
Arizona–0.4%
100,000	AZ COP	4.900	11/01/2016	09/30/2012	A	100,371
60,000	AZ GO COP	4.800	11/01/2015	09/30/2012	A	60,218
80,000	Mohave County, AZ IDA (Mohave Prison)	7.500	05/01/2019	11/27/2017	B	97,889
125,000	Pinal County, AZ Community College District	4.000	07/01/2017	09/30/2012	A	125,279
200,000	Yavapai County, AZ Unified School District No. 51 (Chino Valley Elementary)	4.875	07/01/2013	09/30/2012	A	200,718

						584,475
Arkansas–0.0%
10,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)	5.500	12/01/2016	09/30/2012	A	10,026
California–20.7%
45,000	Alameda, CA Corridor Transportation Authority	4.750	10/01/2019	09/30/2012	A	45,108
25,000	Antioch, CA Devel. Agency	4.700	09/01/2012	09/01/2012		25,000
25,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	01/21/2013	A	26,222
25,000	Belmont, CA Redevel. Agency (Los Costanos Communities Devel.)	5.300	08/01/2014	09/30/2012	A	25,064
155,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	05/02/2017	B	154,902

1	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$220,000	CA County Tobacco Securitization Agency (TASC)	6.000%	06/01/2029	11/30/2012	A	$219,996
150,000	CA Dept. of Transportation COP	5.250	03/01/2016	09/30/2012	A	150,606
10,000	CA GO	4.500	04/01/2013	09/30/2012	A	10,035
20,000	CA GO	4.500	02/01/2014	09/30/2012	A	20,067
20,000	CA GO	4.500	02/01/2015	09/30/2012	A	20,063
5,000	CA GO	4.625	04/01/2014	09/30/2012	A	5,017
5,000	CA GO	4.750	02/01/2016	09/30/2012	A	5,017
5,000	CA GO	4.750	02/01/2018	09/30/2012	A	5,017
35,000	CA GO	4.800	08/01/2014	09/30/2012	A	35,126
5,000	CA GO	5.000	02/01/2016	09/30/2012	A	5,019
10,000	CA GO	5.250	06/01/2015	12/01/2012	A	10,120
25,000	CA GO	5.250	10/01/2016	10/01/2012	A	25,099
235,000	CA GO	5.500	03/01/2013	09/30/2012	A	235,999
5,000	CA GO	5.500	04/01/2013	09/30/2012	A	5,021
35,000	CA GO	5.500	03/01/2014	09/30/2012	A	35,149
25,000	CA GO	5.500	06/01/2015	09/30/2012	A	25,105
15,000	CA GO	5.750	11/01/2017	11/01/2012	A	15,130
10,000	CA GO	6.000	08/01/2013	02/01/2013	A	10,239
150,000	CA HFA (Home Mtg.)	4.200	08/01/2016	08/01/2016		156,332
200,000	CA Industry Public Facilities Authority	4.000	05/01/2016	09/30/2012	A	201,256
10,000	CA M-S-R Public Power Agency (San Juan)	6.125	07/01/2013	07/01/2013		10,395
25,000	CA Public Works	4.600	10/01/2013	09/30/2012	A	25,086
50,000	CA Public Works	4.750	10/01/2014	09/30/2012	A	50,164
40,000	CA Public Works (California Community Colleges)	4.600	12/01/2012	09/30/2012	A	40,142
50,000	CA Public Works (California Community Colleges)	4.625	12/01/2013	09/30/2012	A	50,171
25,000	CA Public Works (California Community Colleges)	4.750	10/01/2014	09/30/2012	A	25,082
15,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	09/30/2012	A	15,045
25,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	09/30/2012	A	25,075
75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	09/30/2012	A	75,276
100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	09/30/2012	A	100,368
250,000	CA Public Works (California State University)	5.000	09/01/2015	09/30/2012	A	250,870
150,000	CA Public Works (California State University)	5.250	10/01/2015	09/30/2012	A	150,552
50,000	CA Public Works (California State University)	5.500	09/01/2015	09/30/2012	A	50,195
25,000	CA Public Works (Dept. of Corrections)	5.500	06/01/2015	06/01/2015		26,366

2	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$25,000	CA Public Works (Dept. of Corrections)	5.500%	10/01/2019	09/30/2012	A	$25,097
5,000	CA Public Works (Dept. of Food & Agriculture)	5.400	06/01/2013	09/30/2012	A	5,021
50,000	CA Public Works (Dept. of General Services)	4.600	03/01/2017	09/30/2012	A	50,123
100,000	CA Public Works (Dept. of Health Services)	5.200	11/01/2012	09/30/2012	A	100,406
25,000	CA Public Works (Dept. of Justice Building)	4.600	05/01/2013	09/30/2012	A	25,087
15,000	CA Public Works (Dept. of Veterans Affairs)	5.250	11/01/2013	09/30/2012	A	15,059
100,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	09/30/2012	A	100,389
100,000	CA Public Works (Mission Valley)	4.400	03/01/2015	09/30/2012	A	100,283
75,000	CA Public Works (State Universities)	5.500	12/01/2018	09/30/2012	A	75,292
40,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	09/30/2012	A	40,160
550,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	09/30/2012	A	552,195
50,000	CA Public Works (Various State Universities)	5.250	12/01/2013	09/30/2012	A	50,188
30,000	CA Public Works (Various State Universities)	5.375	12/01/2019	09/30/2012	A	30,114
200,000	CA Statewide CDA	5.000	06/15/2013	06/15/2013		207,358
25,000	CA Water Resource Devel. GO, Series J	4.100	08/01/2014	09/30/2012	A	25,075
35,000	CA Water Resource Devel. GO, Series K	4.750	11/01/2012	09/30/2012	A	35,131
25,000	CA Water Resource Devel. GO, Series K	4.750	11/01/2013	09/30/2012	A	25,089
20,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2016	09/30/2012	A	20,061
5,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2018	09/30/2012	A	5,013
50,000	CA Water Resource Devel. GO, Series L	4.800	08/01/2013	09/30/2012	A	50,181
35,000	CA Water Resource Devel. GO, Series L	4.800	08/01/2015	09/30/2012	A	35,125
25,000	CA Water Resource Devel. GO, Series M	4.900	10/01/2013	09/30/2012	A	25,093
30,000	CA Water Resource Devel. GO, Series N	5.500	06/01/2016	09/30/2012	A	30,125
35,000	CA Water Resource Devel. GO, Series P	5.800	06/01/2015	09/30/2012	A	35,156
40,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2018	09/30/2012	A	40,136
35,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.750	09/01/2015	09/30/2012	A	35,365

3	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$100,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1	4.250%		08/01/2014	09/30/2012	A	$100,315
40,000	Central, CA Unified School District	4.600		08/01/2013	09/30/2012	A	40,121
125,000	Chico, CA Public Financing Authority	4.700		04/01/2015	09/30/2012	A	125,251
50,000	Chico, CA Public Financing Authority	4.875		04/01/2017	09/30/2012	A	50,090
100,000	Clovis, CA Unified School District COP (School Site Acquisition)	5.250		11/01/2013	09/30/2012	A	100,398
30,000	Colton, CA Public Financing Authority (Electric Generation Facility)	4.500		04/01/2017	09/30/2012	A	30,051
100,000	Colton, CA Public Financing Authority (Electric Generation Facility)	4.500		04/01/2018	09/30/2012	A	100,146
50,000	Colton, CA Public Financing Authority (Electric Generation Facility)	4.750		04/01/2019	09/30/2012	A	50,074
250,000	Compton, CA Unified School District	3.000	[1]	06/01/2016	06/01/2016		221,140
150,000	Compton, CA Unified School District	3.001	[1]	06/01/2013	06/01/2013		147,075
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Parking Structure)	4.750		03/01/2014	09/30/2012	A	25,090
10,000	Concord, CA Joint Powers Financing Authority (Concord Police Facilities)	5.250		08/01/2013	08/01/2013		10,323
130,000	Dry Creek, CA Joint School District Community Facilities District No. 1	5.200		09/01/2014	03/01/2013	A	132,873
25,000	Duarte, CA COP (Hope National Medical Center)	5.000		04/01/2013	09/30/2012	A	25,084
200,000	Duarte, CA Redevel. Agency Tax Allocation	4.000		10/01/2016	10/01/2013	A	208,160
50,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.900		07/01/2015	09/30/2012	A	50,040
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	4.600		09/01/2013	09/30/2012	A	25,049
125,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500		10/01/2017	10/01/2012	A	125,279
300,000	Fresno, CA GO	4.600		08/15/2016	09/30/2012	A	300,993
30,000	Fresno, CA Joint Powers Financing Authority	4.300		08/01/2013	09/30/2012	A	30,054
20,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)	5.000		09/01/2013	09/30/2012	A	20,076
150,000	Fresno, CA Joint Powers Financing Authority (Street Light Acquisition)	4.250		10/01/2013	10/01/2012	A	150,401
365,000	Fresno, CA Joint Powers Financing Authority (Street Light Acquisition)	4.500		10/01/2015	10/01/2012	A	365,967
2,750,000	Hesperia, CA Unified School District COP (Interim School Facility Funding)	1.600	[2]	02/01/2028	09/04/2012	A	2,750,000

4	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$580,000	Imperial, CA PFA (Wastewater Facility)	5.000%	10/15/2019	10/15/2019		$665,730
610,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2020	10/15/2020		702,183
845,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2019	10/15/2019		969,899
885,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2020	10/15/2020		1,018,741
125,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500	04/01/2014	04/01/2014		135,104
90,000	Lancaster, CA Hsg. Authority (Brierwood Mobilehome Park)	4.800	04/01/2014	10/01/2012	A	90,342
180,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)	5.250	12/01/2016	12/01/2014	A	193,475
1,000,000	Lee Lake, CA Water District Community Facilities District No. 3 Special Tax	5.750	09/01/2023	09/01/2013	A	1,041,440
105,000	Lincoln, CA Public Financing Authority	4.250	08/01/2017	09/30/2012	A	105,166
1,500,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000	11/15/2015	11/15/2015		1,615,155
100,000	Los Angeles, CA Building Authority	5.200	09/30/2012	09/30/2012		100,409
10,000	Los Angeles, CA Community Redevel. Agency (Police Emergency Command Control Communication System)	4.900	09/01/2013	09/30/2012	A	10,028
25,000	Los Angeles, CA Municipal Improvement Corp.	4.500	09/01/2012	09/01/2012		25,000
50,000	Los Angeles, CA Parking System	5.125	05/01/2016	11/01/2012	A	50,309
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	09/30/2012	A	25,072
25,000	Modesto, CA Irrigation District Financing Authority	5.000	09/01/2016	09/30/2012	A	25,092
70,000	Montebello, CA COP	5.300	11/01/2018	11/01/2012	A	70,419
380,000	Moorpark, CA Redevel. Agency Tax Allocation	4.875	10/01/2018	09/30/2012	A	380,490
25,000	Oakland, CA Unified School District	5.250	08/01/2019	09/30/2012	A	25,085
275,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	02/15/2013	A	284,455
50,000	Orinda, CA Union School District	4.700	10/15/2019	09/30/2012	A	50,169
40,000	Palmdale, CA COP (Courthouse & City Hall)	4.600	09/01/2013	09/30/2012	A	40,099
50,000	Palmdale, CA Water District COP	4.125	10/01/2018	10/01/2014	A	51,183
30,000	Pasadena, CA Electric	4.750	06/01/2022	09/30/2012	A	30,100
100,000	Pittsburgh, CA Unified School District COP	4.200	09/01/2012	09/01/2012		100,000
500,000	Port of Oakland, CA	4.125	11/01/2014	11/01/2012	A	502,580
40,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)	5.000	09/01/2013	09/01/2013		41,204
300,000	Rancho Mirage, CA Redevel. Agency Tax Allocation	4.125	04/01/2017	04/01/2013	A	302,505
155,000	Rialto, CA Unified School District	3.875	09/01/2015	09/30/2012	A	155,262

5	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$425,000	Richmond, CA Joint Powers Financing Authority Tax Allocations	4.700%	09/01/2012	09/01/2012		$425,000
95,000	Richmond, CA Joint Powers Financing Authority Tax Allocations	4.800	09/01/2013	09/30/2012	A	95,210
50,000	Richmond, CA Joint Powers Financing Authority Tax Allocations	5.500	09/01/2016	09/30/2012	A	50,125
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2018	09/01/2018		693,989
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		730,350
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		758,078
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District #168)	5.000	09/02/2018	09/02/2018		126,026
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District #168)	5.000	09/02/2019	09/02/2019		131,016
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District #168)	5.000	09/02/2020	09/02/2020		136,349
500,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)	6.500	12/01/2021	12/01/2021		556,915
100,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)	4.600	08/01/2013	09/30/2012	A	100,205
75,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)	4.700	08/01/2014	09/30/2012	A	75,155
475,000	Riverside, CA COP	5.000	09/01/2018	09/01/2013	A	497,316
100,000	Rocklin, CA Stanford Ranch Community Facilities District	4.600	11/01/2018	11/01/2012	A	100,514
20,000	Rohnert Park, CA COP	4.600	07/01/2014	09/30/2012	A	20,055
265,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2016	02/15/2016		284,515
10,000	Sacramento County, CA Board of Education COP	4.750	03/01/2016	09/30/2012	A	10,027
100,000	Sacramento, CA City Financing Authority (California EPA Building)	4.750	05/01/2023	09/30/2012	A	100,070
80,000	Sacramento, CA City Financing Authority (California EPA Building)	5.000	05/01/2013	09/30/2012	A	80,074
85,000	Sacramento, CA City Financing Authority (California EPA Building)	5.000	05/01/2014	09/30/2012	A	85,079
50,000	Sacramento, CA Redevel. Agency (Merged Downtown Redevel.)	4.950	11/01/2012	09/30/2012	A	50,153
50,000	Sacramento, CA Regional Transportation District (Farebox)	4.000	03/01/2015	09/30/2012	A	50,112
50,000	Sacramento, CA Unified School District COP	4.600	03/01/2015	09/30/2012	A	50,145
50,000	Sacramento, CA Unified School District COP	4.750	03/01/2018	09/30/2012	A	50,120
205,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	09/25/2012	A	205,822

6	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$150,000	San Bernardino County, CA COP (Justice Center/Airport Improvements)	4.000%	07/01/2013	07/01/2013		$152,589
100,000	San Bernardino County, CA Flood Control District	4.000	08/01/2016	09/30/2012	A	100,255
175,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2015	10/01/2015		191,119
115,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		128,654
30,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		33,562
30,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)	5.600	01/01/2015	01/14/2014	B	29,430
305,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	4.500	08/01/2015	08/01/2015		323,889
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.250	09/01/2014	09/30/2012	A	50,157
100,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.600	09/01/2018	09/30/2012	A	100,325
50,000	San Francisco, CA Community College District	5.000	06/15/2014	09/30/2012	A	51,198
15,000	San Mateo County, CA Joint Powers Financing Authority	4.625	07/15/2019	09/30/2012	A	15,036
50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	09/01/2013	A	51,325
50,000	Santa Barbara, CA Redevel. Agency (Central City)	4.600	03/01/2014	09/30/2012	A	50,120
325,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2019	12/01/2012	A	328,351
50,000	Santa Fe Springs, CA Community Devel. Commission	4.375	09/01/2016	09/30/2012	A	50,079
50,000	Santa Fe Springs, CA Community Devel. Commission	4.500	09/01/2017	09/30/2012	A	50,071
50,000	Sante Fe Springs, CA Community Devel. Commission	4.300	09/01/2015	09/30/2012	A	50,081
100,000	Sante Fe Springs, CA Community Devel. Commission	4.600	09/01/2018	09/30/2012	A	100,125
50,000	Sante Fe Springs, CA Community Devel. Commission	4.600	09/01/2019	09/30/2012	A	50,055
105,000	Saugus, CA Union School District	4.000	09/01/2016	03/01/2013	A	108,819
15,000	Selma, CA Unified School District	4.700	06/01/2015	09/30/2012	A	15,047
30,000	Signal Hill, CA Redevel. Agency	4.000	10/01/2014	10/01/2012	A	30,045
530,000	Stockton, CA COP (Wastewater System)	5.125	09/01/2016	09/30/2012	A	530,816
25,000	Stockton, CA Public Financing Authority (Parking)	4.500	09/01/2016	09/01/2016		24,446
75,000	Stockton, CA Unified School District	3.500	01/01/2014	01/01/2013	A	75,413
65,000	Temecula, CA Redevel. Agency	4.900	08/01/2016	09/30/2012	A	65,134
100,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)	4.875	09/01/2017	09/30/2012	A	100,213

7	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$675,000	Val Verde, CA Unified School District	5.000%		01/01/2018	01/01/2015	A	$700,380
750,000	Vernon, CA Electric System	5.125		08/01/2021	08/01/2019	A	834,008
75,000	Walnut Creek, CA Public Facilities Financing Authority (Boundary Oak Municipal Golf Course)	5.200		08/15/2013	09/30/2012	A	75,254
25,000	Walnut, CA Public Financing Authority	5.375		09/01/2013	09/30/2012	A	25,103
450,000	West Contra Costa, CA Unified School District	5.000		02/01/2013	02/01/2013		456,408
415,000	West Sacramento, CA Redevel. Agency	4.750		09/01/2013	03/01/2013	A	420,432
70,000	West Sacramento, CA Redevel. Agency	4.750		09/01/2019	03/01/2013	A	70,525
190,000	Westside, CA Elementary School District	3.850		08/01/2015	09/30/2012	A	190,403

							29,186,851
Colorado–0.8%
30,000	Aurora, CO COP	4.375		04/01/2013	09/30/2012	A	30,103
500,000	Colorado Springs, CO Utilities	5.375		11/15/2019	11/15/2012	A	504,685
100,000	Cordillera, CO Eagle County Metropolitan District	5.000		12/01/2019	12/01/2012	A	100,604
125,000	Foothills, CO Park & Recreation District Building Authority COP	5.000		12/01/2017	12/01/2012	A	125,980
105,000	Larimer County, CO School District No. R-001 Poudre	7.000		12/15/2016	04/07/2015	A	128,013
235,000	Montrose County, CO Memorial Hospital	5.250		12/01/2017	09/30/2012	A	235,578

							1,124,963
Connecticut–1.0%
1,000,000	Stamford, CT GO	5.500		07/15/2014	09/30/2012	A	1,006,030
305,000	University of Connecticut	5.250		11/15/2021	11/15/2012	A	310,966
25,000	Winchester, CT GO	4.500		06/01/2019	09/30/2012	A	25,312

							1,342,308
District of Columbia–0.5%
560,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	09/30/2012	A	571,245
120,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	2.600	[1]	10/01/2015	10/01/2015		112,456

							683,701
Florida–9.6%
50,000	Boca Raton, FL Community Redevel. Agency (Mizner Park)	4.600		03/01/2013	09/30/2012	A	50,164
100,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)	6.000		11/01/2019	11/01/2019		109,917

8	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida Continued
$250,000	Brevard County, FL Local Optional Fuel Tax	5.000%		08/01/2017	08/01/2015	A	$267,223
120,000	Dade County, FL GO (Seaport)	5.750		10/01/2015	09/30/2012	A	120,529
50,000	Englewood, FL Water District	4.750		10/01/2013	09/30/2012	A	50,174
100,000	Escambia County, FL Utilities Authority	6.250		01/01/2015	08/27/2014	B	106,188
5,000,000	FL Citizens Property Insurance Corp.	1.420	[2]	06/01/2015	06/01/2015		5,001,000
1,000,000	FL Citizens Property Insurance Corp.	5.000		06/01/2020	06/01/2020		1,156,841
10,000	FL Dept. of General Services	4.500		09/01/2019	09/30/2012	A	10,030
300,000	FL HEFFA (University of Tampa)	4.000		04/01/2014	04/01/2014		312,351
50,000	FL Municipal Loan Council	5.250		11/01/2013	11/01/2012	A	50,342
30,000	FL Municipal Loan Council	5.250		11/01/2014	11/01/2012	A	30,188
150,000	FL Municipal Loan Council	5.250		12/01/2015	12/01/2013	A	157,809
225,000	FL Municipal Power Agency	2.334	[2]	10/01/2013	10/01/2013		226,730
25,000	FL Water Pollution Control	4.875		01/15/2017	09/30/2012	A	25,089
50,000	FL Water Pollution Control	5.500		01/15/2015	09/30/2012	A	50,212
150,000	Fort Myers, FL Utility System	4.100		10/01/2017	10/01/2012	A	150,332
5,000	Fort Pierce, FL Utilities Authority	5.375		10/01/2015	09/30/2012	A	5,018
150,000	Indian River County, FL (Spring Training Facility)	5.250		04/01/2015	09/30/2012	A	150,585
200,000	Indian River County, FL Revenue (Spring Training Facility)	5.250		04/01/2017	09/30/2012	A	200,780
75,000	Jacksonville, FL Capital Improvement (Gator Bowl)	5.250		10/01/2017	09/30/2012	A	75,272
100,000	Jea, FL Revenue	3.750		10/01/2013	09/30/2012	A	100,298
50,000	Jea, FL Revenue	4.000		10/01/2014	09/30/2012	A	50,159
250,000	Miami, FL (Homeland Defense/Neighborhood)	4.800		01/01/2020	09/30/2012	A	250,340
100,000	Miami, FL GO	5.375		09/01/2013	09/30/2012	A	100,383
25,000	Miami, FL GO	5.375		09/01/2014	09/30/2012	A	25,080
200,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.500		10/01/2016	10/01/2012	A	200,750
105,000	Miami-Dade County, FL School Board	4.500	[2]	04/01/2020	09/30/2012	A	105,376
130,000	Miami-Dade County, FL Solid Waste	4.750		10/01/2018	09/30/2012	A	130,322
50,000	Miami-Dade County, FL Solid Waste	5.000		10/01/2018	09/30/2012	A	50,181
100,000	Miami-Dade County, FL Solid Waste	5.500		10/01/2015	09/30/2012	A	100,411
50,000	Miami-Dade County, FL Special Obligation (Courthouse Center)	4.750		04/01/2020	09/30/2012	A	50,167
2,350,000	Miami-Dade County, FL Special Obligation, Series A	1.358	[2]	04/01/2014	01/01/2013	A	2,349,342
25,000	Osceola County, FL Gas Tax	4.800		04/01/2013	09/30/2012	A	25,082
200,000	Osceola County, FL Infrastructure Sales Surtax	5.375		10/01/2017	10/01/2012	A	200,860
50,000	Polk County, FL School Board	4.600		01/01/2013	09/30/2012	A	50,156
80,000	Punta Gorda, FL Utilities	5.250		01/01/2013	09/30/2012	A	80,321
50,000	Sebring, FL Water & Wastewater	5.250		01/01/2019	01/01/2013	A	50,823

9	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida Continued
$100,000	St. Petersburg, FL Health Facilities Authority (All Children’s Hospital)	5.500%		11/15/2017	11/15/2012	A	$101,034
80,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)	6.000		12/01/2015	09/30/2012	A	80,369
1,000,000	Village Center, FL Community Devel. District	5.250		10/01/2023	10/01/2013	A	1,029,970

							13,438,198
Georgia–1.9%
65,000	Colquitt County, GA Hospital Authority Anticipation Certificates	5.500		03/01/2016	03/01/2013	A	66,544
1,775,000	GA Main Street Natural Gas	5.000		03/15/2016	03/15/2016		1,908,516
50,000	GA Main Street Natural Gas	5.125		09/15/2015	09/15/2015		53,840
575,000	GA Private Colleges & University Authority (Mercer University)	5.000		10/01/2020	10/01/2020		649,503

							2,678,403
Hawaii–0.0%
15,000	HI Dept. of Budget & Finance Special Purpose (Wilcox Memorial Hospital)	5.350		07/01/2018	09/30/2012	A	15,033
Idaho–0.0%
25,000	Mountain Home, ID Golf Course	5.000		01/01/2015	09/30/2012	A	25,073
Illinois–6.6%
105,000	Blue Island, IL GO	4.900		12/15/2014	09/30/2012	A	105,394
500,000	Chicago, IL Board of Education	5.000		12/01/2015	12/01/2012	A	505,595
2,000,000	Chicago, IL Board of Education (School Reform)	3.720	[1]	12/01/2021	12/01/2021		1,460,580
50,000	Chicago, IL Building Acquisition COP	5.400		01/01/2019	09/30/2012	A	50,204
100,000	Chicago, IL GO	5.125		01/01/2015	01/01/2014	A	106,450
300,000	Chicago, IL GO	5.125		01/01/2015	01/01/2015		321,432
350,000	Chicago, IL Midway Airport, Series B	5.000		01/01/2022	09/30/2012	A	351,197
75,000	Chicago, IL Midway Airport, Series B	5.375		01/01/2014	09/30/2012	A	75,281
140,000	Chicago, IL Midway Airport, Series B	5.375		01/01/2016	09/30/2012	A	140,524
125,000	Chicago, IL O’Hare International Airport	5.500		01/01/2018	09/30/2012	A	125,844
25,000	Chicago, IL O’Hare International Airport	5.500		01/01/2019	09/30/2012	A	25,169
175,000	Chicago, IL State University (Auxiliary Facilities System)	5.000		12/01/2018	09/30/2012	A	176,684
275,000	Cook County, IL GO	5.250		11/15/2015	11/15/2012	A	277,731
100,000	Elmwood Park, IL GO	4.700		12/01/2018	09/30/2012	A	100,207
315,000	IL Civic Center	5.000		12/15/2015	09/30/2012	A	316,191
25,000	IL COP	6.375		07/01/2017	09/30/2012	A	25,045

10	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois Continued
$300,000	IL Devel. Finance Authority (Northern Illinois University)	4.875%		09/01/2016	09/30/2012	A	$300,984
45,000	IL Educational Facilities Authority (Lake Forest College)	5.000		10/01/2018	09/30/2012	A	45,078
1,300,000	IL GO	2.000	[2]	10/01/2033	09/07/2012	A	1,300,000
60,000	IL GO	5.250		10/01/2015	10/01/2013	A	62,778
45,000	IL Hsg. Devel. Authority (Homeowner Mtg.)	3.625		08/01/2016	08/01/2016		47,215
15,000	IL Sales Tax	5.375		06/15/2015	09/30/2012	A	15,060
75,000	IL Sales Tax	5.500		06/15/2014	09/30/2012	A	75,308
1,000,000	IL Unemployment Insurance Fund	1.500		06/15/2021	10/17/2013	B	1,005,180
1,000,000	Lemont, IL GO	4.850		12/01/2016	09/30/2012	A	1,003,700
40,000	McHenry County, IL Conservation District	5.000		02/01/2014	09/30/2012	A	40,153
100,000	Oak Park, IL GO	4.500		11/01/2017	11/01/2012	A	100,586
225,000	Riverdale, IL GO	4.500		01/01/2017	09/30/2012	A	225,475
605,000	Saint Clair County, IL School District No. 189 East Saint Louis	3.000		01/01/2016	01/01/2016		598,641
300,000	Saint Clair County, IL School District No. 189 East Saint Louis	5.100		01/01/2020	01/01/2020		319,503

							9,303,189
Indiana–0.4%
200,000	Clarksville, IN Redevel. Authority	4.550		08/01/2013	09/30/2012	A	200,664
40,000	Delaware County, IN Redevel. District	6.875		02/01/2018	09/30/2012	A	40,106
30,000	Fishers, IN Sewage Works	5.000		01/01/2019	09/30/2012	A	30,111
250,000	Hammond, IN Multi-School Building Corp.	5.000		01/15/2021	07/15/2013	A	259,035
40,000	IN Bond Bank (Conservancy District)	5.125		10/01/2022	10/01/2012	A	40,150
5,000	St. Joseph County, IN Hospital Authority (Memorial Health System)	4.900		08/15/2014	09/30/2012	A	5,017

							575,083
Kentucky–1.0%
100,000	Jefferson County, KY Health Facilities (Alliant Health)	5.125		10/01/2017	09/30/2012	A	100,319
1,295,000	Lexington-Fayette, KY Urban County Government	5.000		07/01/2014	09/30/2012	A	1,306,318
10,000	Owensboro, KY Water	4.600		09/15/2013	09/30/2012	A	10,033
20,000	Owensboro, KY Water	4.750		09/15/2015	09/30/2012	A	20,068

							1,436,738
Louisiana–0.5%
10,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)	5.125		10/01/2018	09/30/2012	A	10,024

11	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Louisiana Continued
$10,000	New Orleans, LA (Drain System)	5.000%		12/01/2018	09/30/2012	A	$10,025
25,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.500		07/15/2018	09/30/2012	A	25,047
200,000	New Orleans, LA Sewage Service	5.375		06/01/2015	09/30/2012	A	200,548
400,000	New Orleans, LA Sewage Service	5.500		06/01/2017	09/30/2012	A	401,164
45,000	Port New Orleans, LA Board Commerce (CG Railway)	5.250		08/15/2013	09/30/2012	A	45,166

							691,974
Maine–0.0%
5,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)	4.800		07/01/2014	09/30/2012	A	5,016
15,000	ME H&HEFA (Mid Coast Hospital/Community Partners Obligated Group)	5.600		07/01/2014	09/30/2012	A	15,062

							20,078
Massachusetts–3.5%
10,000	Clinton, MA GO	4.750		03/15/2016	09/30/2012	A	10,036
10,000	Clinton, MA GO	4.750		03/15/2017	09/30/2012	A	10,036
1,000,000	MA GO	0.570	[2]	02/01/2015	02/01/2013	A	999,850
2,000,000	MA GO	0.620	[2]	09/01/2015	09/01/2013	A	1,999,980
100,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	5.000		07/01/2014	09/30/2012	A	100,326
1,600,000	MA Special Obligation	4.054	[2]	01/01/2018	01/01/2018		1,631,520
100,000	MA Special Obligation (Consolidated Loan)	3.766	[2]	06/01/2017	06/01/2017		105,243
20,000	MA Water Pollution Abatement Trust	4.750		02/01/2019	09/30/2012	A	20,068
35,000	MA Water Pollution Abatement Trust	4.750		02/01/2021	09/30/2012	A	35,104
25,000	MA Water Pollution Abatement Trust	5.250		02/01/2016	09/30/2012	A	25,103

							4,937,266
Michigan–11.7%
3,955,000	Detroit, MI City School District	0.500	[2]	05/01/2030	09/07/2012	A	3,955,000
345,000	Detroit, MI Downtown Devel. Authority	4.828	[1]	07/01/2016	07/01/2016		292,974
555,000	Detroit, MI Downtown Devel. Authority	5.000		07/01/2018	09/30/2012	A	555,039
85,000	Detroit, MI GO	5.000		04/01/2014	04/01/2014		87,921
100,000	Detroit, MI GO	5.000		04/01/2015	04/01/2015		105,175
100,000	Detroit, MI GO	5.000		04/01/2017	09/30/2012	A	100,119
200,000	Detroit, MI GO	5.250		04/01/2013	09/30/2012	A	200,456
50,000	Detroit, MI GO	5.375		04/01/2014	04/01/2014		49,388

12	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Michigan Continued
$3,000,000	Detroit, MI Sewer Disposal System3	0.670%[2]		07/01/2029	01/01/2013	A	$3,000,000
2,170,000	Detroit, MI Water Supply System	4.614	[2]	07/01/2014	01/01/2013	A	2,185,190
1,905,000	Detroit, MI Water Supply System	4.614	[2]	07/01/2014	01/01/2013	A	1,918,335
465,000	Fairview, MI Area Schools	4.375		05/01/2013	11/01/2012	A	467,488
100,000	Hopewell Township, MI Special Assessment	4.000		05/01/2013	09/30/2012	A	100,263
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		08/01/2020	08/01/2015	A	2,174,000
100,000	MI Hospital Finance Authority (OH/OUH/OHP Obligated Group)	5.500		11/01/2018	11/01/2013	A	106,049
100,000	MI Hospital Finance Authority (OUH/OHP/OHS Obligated Group)	6.000		04/01/2022	04/01/2013	A	103,346
10,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)	5.500		01/15/2018	09/30/2012	A	10,026
50,000	MI Municipal Bond Authority	5.550		11/01/2012	09/30/2012	A	50,137
525,000	MI Strategic Fund Limited Obligation (NSF International)	5.125		08/01/2019	08/01/2013	A	535,143
70,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A	6.600		06/01/2013	09/30/2012	A	70,329
105,000	Taylor, MI GO	5.000		09/01/2014	09/01/2014		111,624
165,000	Wayne County, MI Building Authority	5.250		06/01/2016	09/30/2012	A	165,665
50,000	Wayne County, MI Downriver Sewer Disposal	5.000		11/01/2012	11/01/2012		50,391
105,000	Wayne County, MI Downriver Sewer Disposal	5.125		11/01/2015	11/01/2012	A	105,834

							16,499,892
Minnesota–0.2%
250,000	Becker, MN Pollution Control (Northern States Power Company)	8.500		09/01/2019	`09/28/2012	A	254,043
20,000	Plymouth, MN Health Facilities (Health Span Health System/North Memorial Medical Center Obligated Group)	6.250		06/01/2016	09/30/2012	A	20,079

							274,122
Mississippi–0.2%
285,000	MS Devel. Bank (Gulfport Water & Sewer System)	5.250		07/01/2019	07/01/2015	A	319,699
Missouri–0.6%
110,000	MO Environmental Improvement & Energy Resources Authority	7.200		07/01/2016	09/30/2012	A	115,269
10,000	MO H&EFA (FHS/FNH Obligated Group)	5.375		02/15/2014	09/30/2012	A	10,036
40,000	MO Monarch-Chesterfield Levee District	5.450		03/01/2014	09/30/2012	A	40,152

13	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Missouri Continued
$580,000	MO Monarch-Chesterfield Levee District	5.750%		03/01/2019	09/30/2012	A	$582,146
15,000	O’Fallon, MO Parks System	5.750		07/01/2013	09/30/2012	A	15,069

							762,672
Multi States–0.9%
1,190,856	Public Hsg. Capital Fund Multi-State Revenue Trust III	5.000		07/01/2022	07/01/2022		1,245,469
Nevada–2.2%
250,000	Clark County, NV School District	5.000		06/15/2016	12/15/2015	A	286,023
225,000	North Las Vegas, NV GO	4.400		05/01/2013	09/30/2012	A	225,727
1,105,000	North Las Vegas, NV Wastewater Reclamation System	5.000		10/01/2021	10/01/2016	A	1,187,024
1,000,000	North Las Vegas, NV Wastewater Reclamation System	5.000		10/01/2022	10/01/2016	A	1,072,640
200,000	Reno, NV Capital Improvement	5.500		06/01/2016	09/30/2012	A	200,618
50,000	University of Nevada (Community College System)	5.000		07/01/2016	09/30/2012	A	50,187

							3,022,219
New Jersey–5.2%
150,000	Lacey, NJ Municipal Utilities Authority	5.000		12/01/2015	12/01/2013	A	156,042
1,000,000	Newark, NJ GO	2.400		02/20/2013	02/20/2013		1,001,050
40,000	Newark, NJ GO	4.000		07/15/2015	09/30/2012	A	40,094
25,000	Newark, NJ GO	5.000		07/15/2018	09/30/2012	A	25,064
250,000	NJ EDA (School Facilities Construction)	2.072	[2]	02/01/2018	02/01/2018		258,825
50,000	NJ Educational Facilities Authority (Kean University)	4.900		07/01/2014	09/30/2012	A	50,167
85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)	6.000		12/01/2017	06/28/2017	B	98,550
100,000	NJ Health Care Facilities Financing Authority (Jersey City Medical Center)	4.500		02/01/2015	09/30/2012	A	100,248
250,000	NJ Higher Education Student Assistance Authority (Student Loans)	5.000		06/01/2014	06/01/2014		266,750
310,000	NJ Hsg. & Mtg. Finance Agency, Series AA	5.250		04/01/2016	04/01/2016		337,984
5,000,000	NJ Turnpike Authority	0.920	[2]	01/01/2024	01/01/2024		5,010,350

							7,345,124
New Mexico–0.0%
20,000	NM Finance Authority (Revolving Fund)	4.500		06/01/2013	09/30/2012	A	20,071

14	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York–3.2%
$2,000,000	L.I., NY Power Authority, Series I	0.350%[2]		12/01/2029	09/07/2012	A	$2,000,000
180,000	NY MTA, Series A	5.500		11/15/2019	11/15/2012	A	181,786
5,000	NYC GO	3.987	[2]	08/01/2013	02/01/2013	A	5,036
70,000	NYC GO	4.787	[2]	08/01/2017	08/01/2017		72,750
15,000	NYC GO	5.000		08/01/2015	09/30/2012	A	15,058
25,000	NYC GO	5.400		04/01/2013	10/01/2012	A	25,113
200,000	NYC IDA (New York Institute of Technology)	5.250		03/01/2018	03/01/2013	A	202,582
50,000	NYS DA (Brookdale Hospital Medical Center)	5.200		02/15/2016	09/30/2012	A	50,197
10,000	NYS DA (Mental Health Services Facilities)	5.125		02/15/2013	09/30/2012	A	10,037
20,000	NYS DA (Special Act School Districts)	6.000		07/01/2019	09/30/2012	A	20,078
100,000	NYS DA (Wyckoff Heights Medical Center)	5.200		02/15/2014	09/30/2012	A	100,373
50,000	NYS ERDA (LILCO)	5.150		03/01/2016	09/30/2012	A	50,140
50,000	NYS ERDA (LILCO)	5.150		03/01/2016	09/30/2012	A	50,140
25,000	NYS GO	4.687	[2]	08/01/2015	08/01/2015		25,753
15,000	NYS HFA (Hospital & Nursing Home)	5.150		11/01/2016	09/30/2012	A	15,066
10,000	Oneida County, NY IDA (Presbyterian Home for Central, NY)	5.000		03/01/2014	03/01/2013	A	10,217
40,000	Port Authority NY/NJ, 116th Series	4.500		10/01/2018	09/30/2012	A	40,120
150,000	Port Authority NY/NJ, 116th Series	5.250		10/01/2014	09/30/2012	A	150,623
500,000	Rockland County, NY GO	3.750		06/28/2013	06/28/2013		504,235
50,000	Suffolk County, NY GO	4.250		06/15/2013	09/30/2012	A	50,170
55,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)	5.500		07/15/2016	09/30/2012	A	55,211
40,000	Waterford, NY GO	6.000		09/01/2012	09/01/2012		40,000
405,000	Westchester County, NY Tobacco Asset Securitization Corp.	4.500		06/01/2021	06/01/2015	A	405,235
375,000	Wyandanch, NY Union Free High School District	3.250		06/28/2013	06/28/2013		376,676
40,000	Yonkers, NY GO	4.400		07/01/2014	09/30/2012	A	40,102

							4,496,698
North Carolina–0.2%
20,000	Iredell County, NC GO	4.750		02/01/2014	09/30/2012	A	20,275
40,000	Iredell County, NC GO	4.750		02/01/2017	09/30/2012	A	40,945
250,000	NC Medical Care Commission (Catholic Health East)	5.250		11/15/2022	05/15/2017	A	272,428

							333,648
Ohio–1.9%
750,000	Akron, OH Sewer System	5.000		12/01/2015	12/01/2015		811,005
150,000	Akron, OH Sewer System	5.000		12/01/2017	12/01/2017		165,693
915,000	Akron, OH Waterworks	5.250		12/01/2017	12/01/2012	A	926,392

15	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio Continued
$255,000	OH State University	2.000%[2]	12/01/2026	09/07/2012	A	$255,000
480,000	Solon, OH School District	5.500	12/01/2016	01/27/2015	B	505,301
25,000	Sylvania, OH City School District	5.250	12/01/2013	09/30/2012	A	25,104

						2,688,495
Oklahoma–0.2%
20,000	OK Agricultural & Mechanical Colleges (Oklahoma University Recreational Facilities)	4.800	07/01/2019	09/30/2012	A	20,062
20,000	OK Agricultural & Mechanical Colleges (Oklahoma University Recreational Facilities)	4.875	07/01/2020	09/30/2012	A	20,064
100,000	OK State Capitol Improvement Authority	4.650	09/01/2022	09/30/2012	A	100,211
70,000	Oklahoma County, OK Independent School District No. 90	5.000	02/01/2014	09/30/2012	A	70,276

						210,613
Oregon–0.4%
15,000	Eugene, OR	4.700	06/01/2014	09/30/2012	A	15,055
250,000	OR Facilities Authority (Student Housing-Ashland)	2.000	07/01/2015	07/01/2015		251,753
90,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series Q	4.800	07/01/2016	09/30/2012	A	90,242
30,000	Portland, OR Gas Tax	4.800	06/01/2014	09/30/2012	A	30,112
100,000	Portland, OR Water System	4.500	10/01/2015	09/30/2012	A	100,340

						487,502
Pennsylvania–3.2%
50,000	Allegheny County, PA GO	5.375	11/01/2014	11/01/2012	A	50,373
250,000	Allegheny County, PA HEBA (Carlow University)	4.500	11/01/2016	11/01/2016		254,935
35,000	Allegheny County, PA Residential Finance Authority	4.850	05/01/2015	09/30/2012	A	35,100
470,000	Bristol Boro, PA GO	4.500	09/15/2019	03/15/2013	A	477,421
365,000	Bristol Boro, PA GO	4.500	09/15/2020	03/15/2013	A	370,431
200,000	Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)	5.250	06/01/2017	06/13/2016	B	224,614
45,000	Delaware River Port Authority PA/NJ	4.750	01/01/2017	09/30/2012	A	45,102
75,000	Delaware River Port Authority PA/NJ	5.000	01/01/2013	09/30/2012	A	75,279
100,000	Delaware River Port Authority PA/NJ	5.000	01/01/2015	09/30/2012	A	100,284
100,000	PA EDFA (Waste Management/ Waste Management of Pennsylvania Obligated Group)	2.750	09/01/2013	09/01/2013		102,080
1,435,000	PA HEFA (St. Josephs University)	5.375	12/15/2016	06/15/2013	A	1,486,186
275,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	4.000	04/01/2017	04/01/2017		278,325

16	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania Continued
$460,000	Philadelphia, PA School District	5.000%	08/01/2018	08/01/2015	A	$499,762
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)	5.000	11/15/2021	05/15/2020	A	562,500

						4,562,392
Rhode Island–0.6%
100,000	Providence, RI Public Building Authority, Series A	5.000	12/15/2017	12/15/2012	A	100,594
100,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	09/30/2012	A	100,231
165,000	Providence, RI Public Building Authority, Series B	5.375	12/15/2016	09/30/2012	A	165,376
10,000	Providence, RI Public Building Authority, Series B	5.500	12/15/2015	09/30/2012	A	10,025
150,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	09/30/2012	A	150,462
350,000	West Warwick, RI GO	4.750	03/01/2014	09/30/2012	A	351,218

						877,906
South Carolina–1.9%
250,000	Beaufort County, SC Tax Increment (New River Redevel.)	5.500	06/01/2016	12/01/2012	A	253,078
285,000	Greenwood, SC Metropolitan District	5.000	04/01/2013	09/30/2012	A	286,094
305,000	Greenwood, SC Metropolitan District	5.000	04/01/2014	09/30/2012	A	306,168
320,000	Greenwood, SC Metropolitan District	5.000	04/01/2015	09/30/2012	A	321,226
340,000	Greenwood, SC Metropolitan District	5.000	04/01/2016	09/30/2012	A	341,302
360,000	Greenwood, SC Metropolitan District	5.000	04/01/2017	09/30/2012	A	361,022
380,000	Greenwood, SC Metropolitan District	5.000	04/01/2018	09/30/2012	A	381,284
400,000	Greenwood, SC Metropolitan District	5.000	04/01/2019	09/30/2012	A	401,272
60,000	Richland-Lexington, SC Airport	4.900	01/01/2018	09/30/2012	A	60,212

						2,711,658
Tennessee–2.3%
125,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2016	12/15/2016		135,150
675,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2017	12/15/2017		734,555
200,000	Lafollette, TN Electric System	4.900	03/01/2019	09/30/2012	A	200,492
10,000	Lenoir City, TN Electric System	5.000	06/01/2021	09/12/2012	A	10,015
60,000	TN Energy Acquisition Gas Corp.	5.000	09/01/2015	09/01/2015		64,081
175,000	TN Energy Acquisition Gas Corp.	5.000	02/01/2017	02/01/2017		188,739
1,330,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2017	09/01/2017		1,455,805

17	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Tennessee Continued
$200,000	TN Energy Acquisition Gas Corp.	5.250%		09/01/2018	09/01/2018		$221,070
200,000	TN Energy Acquisition Gas Corp.	5.250		09/01/2019	09/01/2019		221,384

							3,231,291
Texas–3.1%
215,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)	7.750		02/15/2018	04/14/2016	B	238,551
45,000	Elgin, TX GO COP	4.500		07/15/2016	09/30/2012	A	45,073
95,000	Elgin, TX GO COP	4.500		07/15/2018	09/30/2012	A	95,131
100,000	Fort Bend County, TX Municipal Utility District No. 25	4.150		09/01/2015	09/30/2012	A	100,271
15,000	Houston, TX Higher Education Finance Corp. (St. John’s School)	4.875		08/15/2015	09/30/2012	A	15,054
205,000	Newark, TX Cultural Education Facilities Finance Corp.	7.250		08/15/2021	05/17/2016	A	219,424
465,000	Northwest Harris County, TX Municipal Utility District No. 22	5.700		04/01/2017	09/30/2012	A	467,000
335,000	Silsbee, TX GO COP	4.500		05/01/2015	09/30/2012	A	336,055
105,000	South Shore Harbor, TX Municipal Utility District No. 3	5.250		09/01/2015	09/30/2012	A	105,443
100,000	TX GO	5.500		08/01/2015	09/30/2012	A	100,431
5,000	TX Lower Colorado River Authority	5.500		05/15/2019	09/30/2012	A	5,018
20,000	TX Lower Colorado River Authority	6.000		05/15/2013	09/30/2012	A	20,092
2,000,000	TX Municipal Gas Acquisition & Supply Corp.	5.625		12/15/2017	10/01/2015	B	2,236,880
340,000	TX Public Finance Authority (Southern University)	5.500		11/01/2017	09/30/2012	A	340,490
75,000	TX Public Finance Authority (Texas Military Facilities Commission)	5.000		04/01/2016	09/30/2012	A	75,286
5,000	Weatherford, TX GO	4.500		03/01/2018	09/30/2012	A	5,016

							4,405,215
U.S. Possessions–4.7%
5,000	Guam GO	5.375		11/15/2013	09/30/2012	A	5,011
60,000	Guam Power Authority, Series A	5.250		10/01/2015	09/30/2012	A	60,041
110,000	Guam Power Authority, Series A	5.250		10/01/2023	09/30/2012	A	110,037
25,000	Puerto Rico Children’s Trust Fund (TASC)	4.250		05/15/2014	09/30/2012	A	25,055
1,350,000	Puerto Rico Commonwealth GO	3.323	[2]	07/01/2020	07/01/2020		1,332,801
200,000	Puerto Rico Commonwealth GO	4.750		12/01/2015	12/01/2012	A	203,828
500,000	Puerto Rico Commonwealth GO	5.250		07/01/2015	07/01/2015		553,150
190,000	Puerto Rico Commonwealth GO	5.500		07/01/2016	07/01/2016		210,376
220,000	Puerto Rico Commonwealth GO	5.500		07/01/2018	07/01/2018		247,157
1,085,000	Puerto Rico Commonwealth GO	5.650		07/01/2015	07/01/2015		1,156,219
205,000	Puerto Rico Commonwealth GO	6.500		07/01/2013	07/01/2013		214,067
20,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2016	07/01/2016		22,562

18	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$240,000	Puerto Rico Electric Power Authority, Series LL	5.500%		07/01/2017	07/01/2017		$273,223
390,000	Puerto Rico Electric Power Authority, Series UU	0.953	[2]	07/01/2017	07/01/2017		351,242
155,000	Puerto Rico Government Devel. Bank	5.000		12/01/2013	12/01/2013		162,208
310,000	Puerto Rico HFC	3.384	[1]	01/01/2014	01/01/2014		301,723
50,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2014	07/01/2014		53,321
50,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2019	07/01/2013	A	52,047
10,000	Puerto Rico Highway & Transportation Authority, Series G	5.250		07/01/2019	07/01/2013	A	10,418
5,000	Puerto Rico Highway & Transportation Authority, Series G	5.250		07/01/2019	07/01/2013	A	5,184
180,000	Puerto Rico Industrial Devel. Company, Series B	5.375		07/01/2016	09/30/2012	A	180,427
485,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600		10/01/2014	10/11/2013	B	502,882
50,000	Puerto Rico ITEMECF (InterAmerican University)	5.500		10/01/2014	10/01/2012	A	50,221
100,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2018	09/30/2012	A	100,244
20,000	Puerto Rico Municipal Finance Agency, Series A	5.500		07/01/2017	09/30/2012	A	20,059
60,000	Puerto Rico Public Buildings Authority	5.000		07/01/2013	07/01/2013		61,915
250,000	Puerto Rico Public Buildings Authority	5.750		07/01/2022	07/01/2016	A	275,520
25,000	V.I. Public Finance Authority, Series A	6.375		10/01/2019	09/30/2012	A	25,084

							6,566,022
Utah–0.0%
35,000	UT Water Finance Agency	5.375		09/30/2012	09/30/2012		35,134
Vermont–0.1%
50,000	Burlington, VT COP (Parking Facility)	4.625		12/01/2014	09/30/2012	A	50,170
50,000	Burlington, VT Electric	5.375		07/01/2013	09/30/2012	A	50,170

							100,340
Virginia–0.3%
25,000	Fairfax County, VA Park Authority	4.400		07/15/2015	09/30/2012	A	25,073
160,000	Norfolk, VA Redevel. & Hsg. Authority (Merrimack Landing)	5.500		12/01/2013	09/30/2012	A	160,544
25,000	Norfolk, VA State University	5.250		01/01/2013	09/30/2012	A	25,103
85,000	Pittsylvania County, VA GO	3.500		07/15/2013	09/30/2012	A	85,244
15,000	VA Northern Transportation District (Virginia Railway Express)	5.375		07/01/2014	09/30/2012	A	15,060

19	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Virginia Continued
$100,000	VA Transportation Board (Federal Highway Reimbursement Anticipation Notes)	3.400%	10/01/2012	10/01/2012		$100,269

						411,293
Washington–2.4%
380,000	Edmonds, WA GO	4.800	12/01/2018	09/30/2012	A	381,068
300,000	Grays Harbor County, WA Fire Protection District No. 2	4.800	12/01/2017	12/01/2012	A	303,480
305,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)	5.375	12/01/2013	12/01/2012	A	306,931
2,035,000	WA Tobacco Settlement Authority (TASC)	6.500	06/01/2026	06/01/2013	A	2,118,028
275,000	Wenatchee, WA GO	4.500	12/01/2016	09/30/2012	A	275,465

						3,384,972
Wisconsin–0.1%
50,000	Beloit, WI Water System	4.375	11/01/2018	11/01/2013	A	51,663
25,000	Franklin, WI Public School District	4.500	04/01/2015	09/30/2012	A	25,082
60,000	Phillips, WI Water & Sewer	4.900	01/15/2013	09/30/2012	A	60,158

						136,903

Total Investments, at Value (Cost $135,547,173)–97.3%						136,956,645
Other Assets Net of Liabilities–2.7						3,856,725

Net Assets–100.0%						$140,813,370

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
1.	Zero coupon bond reflects effective yield on the date of purchase.
2.	Represents the current interest rate for a variable or increasing rate security.
3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,000,000 or 2.13% of the Fund’s net assets as of August 31, 2012.

To simplify the listings of securities, abbreviations are used per the table below:

CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
ERDA	Energy Research and Devel. Authority
FHA	Federal Housing Agency/Authority
FHS	Freeman Health System
FNH	Freeman Neosho Hospital
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority

20	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
LILCO	Long Island Lighting Corp.
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OH	Oakwood Healthcare
OHP	Oakwood Health Promotions
OHS	Oakwood Healthcare System
OUH	Oakwood United Hospitals
PA/NJ	Pennsylvania/New Jersey
PFA	Public Financing Authority
PHH	Pinnacle Health Hospitals
PHMS	Pinnacle Health Medical Services
PHS	Pinnacle Health System
RIH	Rhode Island Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
V.I.	United States Virgin Islands

Notes to Statement of Investments

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

21	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

22	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

23	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of August 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$6,773,936	$—	$6,773,936
Arizona	—	584,475	—	584,475
Arkansas	—	10,026	—	10,026
California	—	29,186,851	—	29,186,851
Colorado	—	1,124,963	—	1,124,963
Connecticut	—	1,342,308	—	1,342,308
District of Columbia	—	683,701	—	683,701
Florida	—	13,438,198	—	13,438,198
Georgia	—	2,678,403	—	2,678,403
Hawaii	—	15,033	—	15,033
Idaho	—	25,073	—	25,073
Illinois	—	9,303,189	—	9,303,189
Indiana	—	575,083	—	575,083
Kentucky	—	1,436,738	—	1,436,738
Louisiana	—	691,974	—	691,974
Maine	—	20,078	—	20,078
Massachusetts	—	4,937,266	—	4,937,266
Michigan	—	16,499,892	—	16,499,892
Minnesota	—	274,122	—	274,122
Mississippi	—	319,699	—	319,699
Missouri	—	762,672	—	762,672
Multi States	—	1,245,469	—	1,245,469
Nevada	—	3,022,219	—	3,022,219
New Jersey	—	7,345,124	—	7,345,124
New Mexico	—	20,071	—	20,071
New York	—	4,496,698	—	4,496,698
North Carolina	—	333,648	—	333,648
Ohio	—	2,688,495	—	2,688,495
Oklahoma	—	210,613	—	210,613
Oregon	—	487,502	—	487,502
Pennsylvania	—	4,562,392	—	4,562,392
Rhode Island	—	877,906	—	877,906
South Carolina	—	2,711,658	—	2,711,658
Tennessee	—	3,231,291	—	3,231,291
Texas	—	4,405,215	—	4,405,215
U.S. Possessions	—	6,566,022	—	6,566,022
Utah	—	35,134	—	35,134
Vermont	—	100,340	—	100,340
Virginia	—	411,293	—	411,293
Washington	—	3,384,972	—	3,384,972
Wisconsin	—	136,903	—	136,903

Total Assets	$—	$136,956,645	$—	$136,956,645

24	Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

STATEMENT OF INVESTMENTS August 31, 2012 / Unaudited

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$135,547,248
Gross unrealized appreciation	$1,468,103
Gross unrealized depreciation	(58,706)

Net unrealized appreciation	$1,409,397

25	Oppenheimer Rochester Short Term Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 10/8/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 10/8/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 10/8/2012